Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

31. Segment information

In reviewing the operational performance of the Group and allocating resources, the Chief Operating Decision Maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”), reviews the consolidated statement of profit (loss) and comprehensive income (loss).

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation, and evaluating performance. The CODM reviews relevant financial data on a combined basis for all subsidiaries.

The Group’s income, results, and assets for this one reportable segment can be determined by reference to the consolidated statement of profit (loss) and other comprehensive income (loss), as well as the consolidated statements of financial position.

a) Information about products and services

The information about products and services are disclosed in note 6.

b) Information about geographical area

The table below shows the revenue and non-current assets per geographical area:

	Revenue (a)			Non-current assets (b)
	2022	2021	2020	2022	2021

Brazil	3,121,129	1,285,849	609,232	551,668	491,805
Mexico	201,197	29,546	1,409	17,610	8,235
Colombia	20,369	805	1	5,124	650
Cayman Islands	-	-	-	43,994	831
Germany	-	-	-	88	150
Argentina	-	-	-	46	73
United States	2,398	2,845	-	7,495	6,187
Total	3,345,093	1,319,045	610,642	626,025	507,931

(a) Includes interest income (credit card, lending and other receivables), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.

(b) Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.

The Group had no single customer that represented 10% or more of the Group's revenues in the years ended December 31, 2022, 2021 and 2020.